New and Amended Standards and Interpretations - Schedule of Effects of the Adoption of IFRS 15 Standard in Consolidated Financial Statements Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets	$ 7,273,910		$ 7,118,643
Total Liabilities	7,268,743		6,126,182
Total Equity	$ 5,167		$ 992,461	$ 1,339,700	$ 1,420,261
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets		$ 7,118,643
Total Liabilities		6,126,182
Total Equity		992,461
Increase Decrease Due To Application Of IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets		1,079,733
Total Liabilities		1,079,733
Currently Stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets		8,198,376
Total Liabilities		7,205,915
Total Equity		$ 992,461